Investments Accounted for Using the Equity Method - Summary of Financial Information of Significant Equity Accounted Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	$ 1,742	$ 2,585	$ 2,569
Impairment of the carrying value of the investment	(2,635)	(494)	(264)
Fair value change on forward exchange derivatives	(145)	(422)	(8)
Profit/(loss) from equity accounted investments, related impairments and expenses	(921)	(512)	(546)
Dividends received from equity accounted investments	737
Compania Minera Antamina S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Current assets	1,499	974
Non-current assets	4,885	4,743
Current liabilities	(1,285)	(239)
Non-current liabilities	(1,062)	(1,173)
Net assets/(liabilities) - 100%	4,037	4,305
Net assets/(liabilities) - Group share	1,362	1,453
Carrying amount of investments accounted for using the equity method	1,362	1,453
Revenue - 100%	4,822	2,464	3,203
Profit/(loss) from Continuing operations - 100%	1,847	629	1,168
Share of profit/(loss) of equity accounted investments	623	212	394
Profit/(loss) from equity accounted investments, related impairments and expenses	623	212	394
Comprehensive income/(loss) - 100%	1,847	629	1,168
Share of comprehensive income/(loss) - Group share in equity accounted investments	623	212	394
Dividends received from equity accounted investments	714	105	361
Carbonesdel Cerrejon Limited Liability Corporation [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Current assets		712
Non-current assets		2,462
Current liabilities		(170)
Non-current liabilities		(854)
Net assets/(liabilities) - 100%		2,150
Net assets/(liabilities) - Group share		717
Adjustments to net assets related to accounting policy adjustments		59
Carrying amount of investments accounted for using the equity method		776
Revenue - 100%	844	1,091	2,094
Profit/(loss) from Continuing operations - 100%	(43)	(182)	309
Share of profit/(loss) of equity accounted investments	(14)	(68)	103
Impairment of the carrying value of the investment	(466)
Profit/(loss) from equity accounted investments, related impairments and expenses	(480)	(68)	103
Comprehensive income/(loss) - 100%	(43)	(182)	309
Share of comprehensive income/(loss) - Group share in equity accounted investments	(480)	(68)	103
Dividends received from equity accounted investments	13	9	134
Individually immaterial, associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	380	356
Profit/(loss) from equity accounted investments, related impairments and expenses	(74)	(148)	(98)
Share of comprehensive income/(loss) - Group share in equity accounted investments	(74)	(148)	(98)
Dividends received from equity accounted investments	10	12	15
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Current assets	509	49
Non-current assets	4,380	3,601
Current liabilities	(9,222)	(7,961)
Non-current liabilities	(7,627)	(5,447)
Net assets/(liabilities) - 100%	(11,960)	(9,758)
Net assets/(liabilities) - Group share	(5,980)	(4,879)
Adjustments to net assets related to accounting policy adjustments	280	256
Investment in Samarco	516	405
Impairment of the carrying value of the investment in Samarco	(1,041)	(930)
Additional share of Samarco losses	4,442	3,341
Unrecognised losses	1,783	1,807
Revenue - 100%	814	26	24
Profit/(loss) from Continuing operations - 100%	(2,202)	(3,617)	(2,166)
Share of profit/(loss) of equity accounted investments	(1,076)	(1,918)	(1,075)
Impairment of the carrying value of the investment	(111)	(95)	(96)
Additional share of Samarco losses	85	93	108
Fair value change on forward exchange derivatives	136
Unrecognised losses	(24)	1,412	118
Profit/(loss) from equity accounted investments, related impairments and expenses	(990)	(508)	(945)
Comprehensive income/(loss) - 100%	(2,202)	(3,617)	(2,166)
Share of comprehensive income/(loss) - Group share in equity accounted investments	(990)	(508)	(945)
Investments accounted for using equity method [member]
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	1,742	2,585
Profit/(loss) from equity accounted investments, related impairments and expenses	(921)	(512)	(546)
Share of comprehensive income/(loss) - Group share in equity accounted investments	(921)	(512)	(546)
Dividends received from equity accounted investments	$ 737	$ 126	$ 510